Related Party Transactions (Details)	6 Months Ended
Dec. 31, 2021 AUD ($)
Related Party Transactions (Details) [Line Items]
Advisory fees paid	$ 37,500
Lawrence Gozlan [Member]
Related Party Transactions (Details) [Line Items]
Advisory fees paid	101,400
Geoffrey Kempler [Member]
Related Party Transactions (Details) [Line Items]
Advisory fees paid	$ 75,000